                           PACIFIC ADVISORS FUND INC.
--------------------------------------------------------------------------------

                       SUPPLEMENT DATED SEPTEMBER 1, 1999
                                     TO THE
                          PROSPECTUS DATED MAY 3, 1999

This supplement updates certain information contained in the above-dated Prospectus of Pacific Advisors Fund Inc. (the "Company"). You should retain both the Supplement and Prospectus for future reference. You many obtain an additional copy of the Prospectus, free of charge, by contacting the Distributor at: 206 North Jackson Street, Suite 301, Glendale, CA 91206 (Telephone:
1-800-282-6693).

ADD TO THE COVER PAGE: THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF ANY CLASS OR SERIES IN ANY STATE IN WHICH SUCH CLASS OR SERIES IS NOT AUTHORIZED FOR SALE.

REPLACE THE ADDRESS OF PACIFIC ADVISORS FUND, INC. ON PAGE 26 WITH 206 NORTH JACKSON STREET, SUITE 301 GLENDALE, CALIFORNIA 91206.


REPLACE THE ADDRESS OF PACIFIC GLOBAL INVESTMENT MANAGEMENT COMPANY ("PGIMC") ON PAGE 26 WITH 206 NORTH JACKSON STREET, SUITE 301 GLENDALE, CALIFORNIA 91206.


REPLACE THE ADDRESS OF PACIFIC GLOBAL FUND DISTRIBUTORS, INC. ("PGFD") ON PAGES 27 AND 42 WITH 206 NORTH JACKSON STREET, SUITE 301 GLENDALE, CALIFORNIA 91206.


REPLACE THE ADDRESS OF PACIFIC GLOBAL INVESTOR SERVICES, INC. ("PGIS") ON PAGE WITH 206 NORTH JACKSON STREET, SUITE 301 GLENDALE, CALIFORNIA 91206.

                           PACIFIC ADVISORS FUND INC.
--------------------------------------------------------------------------------

                       SUPPLEMENT DATED SEPTEMBER 1, 1999
                                     TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 1999

This supplement updates certain information contained in the above-dated Statement of Additional Information of Pacific Advisors Fund Inc. (the "Company" or "we"). You should retain both the Supplement and Statement of Additional Information for future reference. You many obtain an additional copy of the Statement of Additional Information, free of charge, by contacting the Distributor at: 206 North Jackson Street, Suite 301, Glendale, CA 91206 (Telephone: 1-800-282-6693).


REPLACE THE ADDRESS OF PACIFIC GLOBAL FUND DISTRIBUTORS, INC. ("PGFD") ON PAGE S-21 WITH 206 NORTH JACKSON STREET, SUITE 301, GLENDALE, CALIFORNIA 91206.


REPLACE THE ADDRESS OF PACIFIC GLOBAL INVESTOR SERVICES, INC. ("PGIS") ON PAGE S-23 WITH 206 NORTH JACKSON STREET, SUITE 301, GLENDALE, CALIFORNIA 91206.


REPLACE THE LAST SENTENCE OF THE PARAGRAPH TITLED "DIRECTORS AND OFFICERS" ON PAGE S-24 WITH "UNLESS OTHERWISE INDICATED THE ADDRESS FOR EACH DIRECTOR OR OFFICER IS 206 NORTH JACKSON STREET, SUITE 301, GLENDALE, CALIFORNIA 91206."


DELETE KATHLEEN M. FISHKIN AND SIEGFRED KAGAWA AS MEMBERS OF THE BOARD OF DIRECTORS ON PAGES S-24 AND S-25.